Leases (Details 2) - Lease Liabilities [Member] $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 468
2022	468
2023	514
2024	514
2025
Total lease payments	1,964
Less: imputed interest	193
Present value of lease liabilities	$ 1,771